Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					3 Months Ended	6 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 04, 2021	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from Issuance of Warrants						$ 15,800,000
Offering costs allocated to warrant liabilities						1,605,246
IPO proceeds held in U.S.-based trust account	$ 690,000,000
Interest from trust account to pay dissolution expenses				$ 100,000		$ 100,000
Per share amount in the trust account for distribution to the public shareholders				$ 10.00		$ 10.00
Share price				$ 10.00		$ 10.00
Common stock shares issued but not subscribed value						$ 690,000,000
Placement agent fees payable						$ 3,450,000
Share price threshold, post business combination						$ 12.00
Cash						$ 379,503
Working Capital						$ 3,199,978
Issuance of ordinary shares to Sponsor					$ 12,500
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering	69,000,000			50,000,000		69,000,000
Units issued in initial public offering, price per unit	$ 10.00
Proceeds from initial public offering	$ 690,000,000
Percentage of shares to be redeemed if business combination was not completed						100.00%
Class of warrants exercise price	$ 11.50			$ 11.50
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering	9,000,000			57,500,000
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Maximum percentage of shares redeemed without prior consent from company				15.00%		15.00%
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of the fair value of assets in trust account of the target company net of deferred undrwriting commissions and taxes				80.00%		80.00%
Equity metohd investment ownership percentage				50.00%		50.00%
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering				50,000,000
Units issued in initial public offering, price per unit				$ 10.00
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering				57,500,000
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants exercise price						$ 11.50
Issuance of ordinary shares to Sponsor, Shares				8,000,000
Issuance of ordinary shares to Sponsor				$ 12,000,000
Private Placement Warrants [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering				8,000,000
Class of warrants exercise price				$ 1.50
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of units issued in initial public offering				9,000,000
Issuance of ordinary shares to Sponsor, Shares				9,000,000
Issuance of ordinary shares to Sponsor				$ 13,500,000
Private Placement Warrants [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants exercise price				$ 11.50
Private Placement Warrants [Member] | Common Class A [Member] | Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price				18.00		18.00
Private Placement Warrants [Member] | Common Class A [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price				$ 10.00		$ 10.00
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor			$ 25,000	$ 25,000		$ 25,000
Sponsor [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor, Shares			12,321,429
Sponsor [Member] | Common Class C [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor, Shares			12,321,429
Sponsor [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrant or right, issued during the period						10,533,333
Class of warrant or right, issue price						$ 1.50
Proceeds from Issuance of Warrants						$ 15,800,000
Sponsor Cannae And Certain Insiders [Member] | Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares subject to forfeiture						3,696,429
Sponsor Cannae And Certain Insiders [Member] | Common Class C [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares subject to forfeiture						3,696,429
Cannae [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Issuance of ordinary shares to Sponsor, Shares		5,000,000
Class Of Warrants Number Of Warrants Issued		1,250,000